UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	May 04, 2005
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	58
Form 13F Information Table Value Total:	$246851


List of Other Included Managers:		None

                                               KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                           March 31, 2005
                                                          Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101      686     8000 SH       Sole                     8000
Amgen                          COM              031162100     2235    38400 SH       Sole                    38400
Applied Materials Inc          COM              038222105     2689   165500 SH       Sole                   165500
Arrow Electronics, Inc.        COM              042735100     3230   127400 SH       Sole                   127400
Automatic Data                 COM              053015103     2436    54200 SH       Sole                    54200
BankAmerica Corp               COM              060505104     6836   155004 SH       Sole                   155004
CVS Corporation                COM              126650100     7483   142200 SH       Sole                   142200
Caterpillar Inc                COM              149123101     4252    46500 SH       Sole                    46500
Cendant Corp                   COM              151313103     3227   157100 SH       Sole                   157100
ChevronTexaco Corp             COM              166764100     8848   151736 SH       Sole                   151736
Cisco Systems                  COM              17275R102     7411   414240 SH       Sole                   414240
Citigroup Inc                  COM              172967101     7321   162899 SH       Sole                   162899
Clear Channel Comm Com         COM              184502102     2740    79500 SH       Sole                    79500
Clorox Co                      COM              189054109     3666    58200 SH       Sole                    58200
Dell Inc.                      COM              24702R101     4418   115000 SH       Sole                   115000
Duke Energy Corp               COM              264399106     3473   124000 SH       Sole                   124000
E M C Corp                     COM              268648102     4238   344000 SH       Sole                   344000
Eaton Corp                     COM              278058102     1236    18900 SH       Sole                    18900
Exxon Mobil Corp               COM              30231G102     9471   158912 SH       Sole                   158912
Federated Dept Stores          COM              31410H101     4334    68100 SH       Sole                    68100
Flextronics Intl Ltd           COM              Y2573F102     1975   164000 SH       Sole                   164000
Gap Inc                        COM              364760108     3667   167900 SH       Sole                   167900
Genentech Inc                  COM              368710406     2949    52100 SH       Sole                    52100
General Electric Company       COM              369604103     4940   137000 SH       Sole                   137000
General Mills                  COM              370334104     4060    82600 SH       Sole                    82600
Honeywell Intl Inc             COM              438516106     3814   102500 SH       Sole                   102500
Intel Corp                     COM              458140100     7197   309800 SH       Sole                   309800
International Paper            COM              460146103     6137   166800 SH       Sole                   166800
Intl Business Machines         COM              459200101     5104    55850 SH       Sole                    55850
Johnson & Johnson              COM              478160104     5131    76400 SH       Sole                    76400
Kimberly-Clark                 COM              494368103     1801    27404 SH       Sole                    27404
L-3 Communications             COM              502424104     3437    48400 SH       Sole                    48400
Lockheed Martin Corp.          COM              539830109     1893    31000 SH       Sole                    31000
Mc Donalds Corporation         COM              580135101     4328   139000 SH       Sole                   139000
Merrill Lynch & Co Inc         COM              590188108     3277    57900 SH       Sole                    57900
Microsoft Corp                 COM              594918104     5910   244500 SH       Sole                   244500
Morgan Stanley                 COM              617446448     2937    51300 SH       Sole                    51300
Nike Inc CL B                  COM              654106103     2041    24500 SH       Sole                    24500
Nokia Corp ADR                 COM              654902204     3092   200400 SH       Sole                   200400
Northern Trust Corp            COM              665859104     1086    25000 SH       Sole                    25000
Oracle Corp                    COM              68389X105     1709   136900 SH       Sole                   136900
Pepsico Inc                    COM              713448108     3224    60800 SH       Sole                    60800
Pfizer Inc                     COM              717081103     5133   195385 SH       Sole                   195385
Procter & Gamble Co            COM              742718109     6349   119800 SH       Sole                   119800
SPDR Trust Series 1            COM              78462F103    12692   107600 SH       Sole                   107600
Schlumberger Ltd               COM              806857108     3228    45800 SH       Sole                    45800
Schwab Charles Corp            COM              808513105     3973   378000 SH       Sole                   378000
State Street Corp              COM              857477103     2510    57400 SH       Sole                    57400
Target Corp                    COM              87612e106     7578   151500 SH       Sole                   151500
Texas Instruments Inc          COM              882508104     6087   238800 SH       Sole                   238800
The Allstate Corporation       COM              020002101     4903    90700 SH       Sole                    90700
Time Warner Inc                COM              887317105     3566   203200 SH       Sole                   203200
Transocean Sedco Forex         COM              G90078109      257     5000 SH       Sole                     5000
United Parcel Service          COM              911312106     2022    27800 SH       Sole                    27800
United Technologies Corp       COM              913017109     6892    67790 SH       Sole                    67790
Verisign Inc                   COM              92343E102     2152    75000 SH       Sole                    75000
Wyeth                          COM              983024100     3560    84400 SH       Sole                    84400
duPont (EI) deNemours          COM              263534109     6010   117300 SH       Sole                   117300
REPORT SUMMARY                 58 DATA RECORDS              246851            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
